Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 27, 2022 USD ($)	Jun. 08, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial assets and liabilities
Maximum amount drawable					$ 325,000,000
Amount drawn	$ 3,762,000,000		$ 3,630,000,000
Available liquidity	369,000,000		415,000,000
Deferred debt issue costs	(28,000,000)		(38,000,000)
Net borrowings	3,734,000,000		3,592,000,000
Cash, cash equivalents and restricted cash	(443,000,000)		(555,000,000)				$ (463,000,000)	$ (257,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk	21,000,000
Net debt	3,312,000,000		3,037,000,000				$ 2,424,000,000
Total Available Liquidity	$ 812,000,000		970,000,000
Stated interest rate	6.00%	6.00%
Fair Value	$ 84,000,000		57,000,000
AGSA
Financial assets and liabilities
Fair Value	0		12,000,000
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes		€ 450	450,000,000
Amount drawn	$ 497,000,000	€ 450	$ 480,000,000	€ 450
Stated interest rate	2.00%	2.00%	2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600,000,000		$ 600,000,000
Amount drawn	$ 600,000,000		$ 600,000,000	€ 600
Stated interest rate	3.25%	3.25%	3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600,000,000		$ 600,000,000
Amount drawn	600,000,000		$ 600,000,000	€ 600
Stated interest rate			6.00%	6.00%		6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes		€ 500	$ 500,000,000
Amount drawn	$ 553,000,000	€ 500	$ 533,000,000	€ 500
Stated interest rate	3.00%	3.00%	3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050,000,000		$ 1,050,000,000
Amount drawn	$ 1,050,000,000		$ 1,050,000,000	€ 1,050
Stated interest rate	4.00%	4.00%	4.00%	4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes			$ 415,000,000
Maximum amount drawable	$ 369,000,000		415,000,000
Available liquidity	$ 369,000,000		415,000,000
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn	$ 408,000,000		327,000,000
Other borrowings
Financial assets and liabilities
Amount drawn	$ 54,000,000		$ 40,000,000